QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of InvestmentsFebruary 28, 2026 (unaudited)

		Shares	Value
99.28%	COMMON STOCKS(A)

6.25%	APPLICATIONS SOFTWARE
	Microsoft Corp.	28,582	$11,225,295
	ServiceNow, Inc.(B)	113,806	12,292,186
			23,517,481

2.96%	COMPUTER AIDED DESIGN
	Synopsys, Inc.(B)	26,864	11,121,696

9.56%	COMPUTER DATA SECURITY
	CrowdStrike Holdings, Inc.(B)	96,623	35,941,823

2.45%	COMPUTER SERVICES
	International Business Machines Corp.	38,354	9,213,014

5.21%	COMPUTER SOFTWARE
	Datadog, Inc. Class A(B)	174,979	19,590,649

2.90%	COMPUTERS
	Apple, Inc.	41,222	10,890,028

3.04%	ECOMMERCE/PRODUCTS
	Amazon.com, Inc.(B)	54,506	11,446,260

26.61%	ELECTRONIC COMPONENTS-SEMICONDUCTORS
	Advanced Micro Devices(B)	55,017	11,014,954
	Arm Holdings plc ADR(B)	150,948	19,238,323
	Broadcom, Inc.	34,439	11,004,982
	Intel Corp.(B)	226,649	10,337,461
	Micron Technology, Inc.	29,053	11,980,586
	Nvidia Corp.	206,119	36,522,226
			100,098,532

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedFebruary 28, 2026 (unaudited)

		Shares	Value
2.98%	ELECTRONIC FORMS
	Adobe, Inc.(B)	42,714	$11,208,581

13.36%	ENTERPRISE SOFTWARE/SERVICES
	Palantir Technologies Inc.(B)	281,209	38,579,063
	Salesforce, Inc.	59,912	11,670,258
			50,249,321

2.87%	INFORMATION TECHNOLOGY - HARDWARE
	Super Micro Computer, Inc.(B)	333,472	10,801,158

6.30%	INFORMATION TECHNOLOGY- SOFTWARE & SERVICES
	Arista Networks, Inc.(B)	83,337	11,125,490
	IonQ, Inc.(B)	327,661	12,572,353
			23,697,843

2.98%	INTERNET CONTENT - ENTERTAINMENT
	Meta Platforms, Inc.	17,329	11,232,311

2.85%	INTERNET SECURITY
	Palo Alto Networks, Inc.(B)	71,958	10,715,985

2.86%	NETWORKING PRODUCTS
	Cisco Systems, Inc.	135,166	10,740,290

3.16%	SEMICON COMPONENTS - INTEGRATED CIRCUITRY
	Qualcomm, Inc.	83,489	11,885,494

2.94%	WEB PORTALS/INTERNET SERVICE PROVIDERS
	Alphabet, Inc. Class A	35,511	11,070,909

99.28%	TOTAL COMMON STOCKS		373,421,375
	(Cost: $340,503,491)

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedFebruary 28, 2026 (unaudited)

			Principal	Value
2.89%		US TREASURY BILL
		US Treasury 03/24/2026 3.3488%(C)	$10,900,000	$10,876,051

2.89%		TOTAL US TREASURY BILL		10,876,051
		(Cost: $10,874,860)

102.17%		TOTAL INVESTMENTS		384,297,426
		(Cost: $351,378,351)
(2.17%	)	Liabilities in excess of other assets		(8,167,897)
100.00%		NET ASSETS		$376,129,529

(A)All or a portion of the securities are held as collateral for options written.

(B)Non-income producing.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of February 28, 2026.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options WrittenFebruary 28, 2026 (unaudited)

(2.31%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.31%)	CALL OPTIONS
	Adobe, Inc.	427	$(11,204,907)	$280.00	03/20/26	$(307,867)
	Advanced Micro Devices	542	(10,851,382)	220.00	03/20/26	(186,990)
	Advanced Micro Devices	8	(160,168)	230.00	03/20/26	(1,384)
	Alphabet, Inc. Class A	350	(10,911,600)	330.00	03/20/26	(105,000)
	Alphabet, Inc. Class A	5	(155,880)	340.00	03/20/26	(650)
	Amazon.com, Inc.	537	(11,277,000)	220.00	03/20/26	(148,749)
	Amazon.com, Inc.	8	(168,000)	230.00	03/20/26	(688)
	Apple, Inc.	406	(10,725,708)	290.00	03/20/26	(15,834)
	Apple, Inc.	6	(158,508)	300.00	03/20/26	(72)
	Arista Networks, Inc.	12	(160,200)	145.00	03/20/26	(2,880)
	Arista Networks, Inc.	821	(10,960,350)	160.00	03/20/26	(44,334)
	Arm Holdings plc	1,488	(18,964,560)	140.00	03/20/26	(300,576)
	Arm Holdings plc	21	(267,645)	145.00	03/20/26	(2,541)
	Broadcom, Inc.	5	(159,775)	360.00	03/20/26	(3,160)
	Broadcom, Inc.	339	(10,832,745)	370.00	03/20/26	(161,025)
	Cisco Systems, Inc.	1,351	(10,735,046)	85.00	03/20/26	(32,424)
	CrowdStrike Holdings, Inc.	952	(35,412,496)	390.00	03/20/26	(1,219,512)
	CrowdStrike Holdings, Inc.	14	(520,772)	400.00	03/20/26	(15,190)
	Datadog, Inc. Class A	1,725	(19,313,100)	115.00	03/20/26	(862,500)
	Datadog, Inc. Class A	24	(268,704)	120.00	03/20/26	(6,792)
	Intel Corp.	2,266	(10,335,226)	50.00	03/20/26	(253,792)
	International Business Machines Corp.	378	(9,079,938)	255.00	03/20/26	(117,180)
	International Business Machines Corp.	5	(120,105)	260.00	03/20/26	(950)
	IonQ, Inc.	3,276	(12,570,012)	35.00	03/20/26	(1,647,828)
	Meta Platforms, Inc.	173	(11,213,514)	700.00	03/20/26	(53,630)
	Micron Technology, Inc.	286	(11,793,782)	440.00	03/20/26	(563,420)
	Micron Technology, Inc.	4	(164,948)	470.00	03/20/26	(4,556)
	Microsoft Corp.	285	(11,193,090)	430.00	03/20/26	(31,065)
	Nvidia Corp.	2,032	(36,005,008)	200.00	03/20/26	(308,864)
	Nvidia Corp.	29	(513,851)	210.00	03/20/26	(2,001)
	Palantir Technologies Inc.	2,812	(38,577,828)	145.00	03/20/26	(1,065,748)
	Palo Alto Networks, Inc.	10	(148,920)	160.00	03/20/26	(1,780)
	Palo Alto Networks, Inc.	709	(10,558,428)	180.00	03/20/26	(12,762)

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Options Written - continuedFebruary 28, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Qualcomm, Inc.	834	$(11,872,824)	$155.00	03/20/26	$(60,882)
	Salesforce, Inc.	590	(11,492,610)	200.00	03/20/26	(354,000)
	Salesforce, Inc.	9	(175,311)	210.00	03/20/26	(2,493)
	ServiceNow, Inc.	1,138	(12,291,538)	115.00	03/20/26	(292,466)
	Super Micro Computer, Inc.	3,287	(10,646,593)	35.00	03/20/26	(361,570)
	Super Micro Computer, Inc.	47	(152,233)	37.00	03/20/26	(2,914)
	Synopsys, Inc.	264	(10,929,600)	460.00	03/20/26	(146,520)
	Synopsys, Inc.	4	(165,600)	490.00	03/20/26	(820)
	TOTAL CALL OPTIONS					(8,703,409)
	(Premiums Received: $9,587,909)

(2.31%)	TOTAL OPTIONS WRITTEN					$(8,703,409)
	(Premiums Received: $9,587,909)

(A)Non-income producing.

QUARTERLY REPORT

REX AI EQUITY PREMIUM INCOME ETF

Schedule of Investments - continuedFebruary 28, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
COMMON STOCKS	$373,421,375	$—	$—	$373,421,375
US TREASURY BILL	—	10,876,051	—	10,876,051
	$373,421,375	$—	$—	$384,297,426

Liabilities
CALL OPTIONS WRITTEN	$(8,703,409)	$—	$—	$(8,703,409)

The cost of investments for Federal income tax purposes has been estimated a/o February 28, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $341,790,442, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$65,358,163
Gross unrealized depreciation	(31,554,587)
Net unrealized appreciation	$33,803,575